Warrant Liabilities	12 Months Ended
Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Warrant Liabilities
NOTE 9. WARRANT LIABILITIES
In connection with the Business Combination, the Company assumed 13,416,637 public warrants and 6,700,000 private placement warrants, both of which were previously issued by Supernova. Further, upon the closing of the Business Combination, an additional 1,666,667 private placement warrants were issued. As such, as of September 1, 2021, the Company had outstanding warrants to purchase an aggregate of up to 21,783,304 shares of Offerpad Solutions Class A common stock that will become exercisable securities in the future after certain requirements have been met.
No warrants were exercised during the period between the Business Combination and December 31, 2021. Accordingly, the Company had 13,416,637 public warrants and 8,366,667 private placement warrants outstanding as of December 31, 2021.
Public Warrants
Each public warrant entitles the registered holder to acquire one share of the Company’s Class A common stock at a price of $11.50 per share, subject to adjustment as discussed below. The warrants became exercisable on October 23, 2021. A holder may exercise its warrants only for a whole number of shares of Class A common stock. This means only a whole warrant may be exercised at a given time by a warrant holder. The public warrants will expire September 1, 2026, or earlier upon redemption or liquidation.
Redemption of warrants for cash
The Company may call the public warrants for redemption for cash:

•	in whole and not in part;

•	at a price of $0.01 per warrant;

•	upon not less than 30 days’ prior written notice of redemption to each warrant holder; and

•
if, and only if, the last reported sale price of the Company’s Class A common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like and for certain issuances of the Company’s Class A common stock and equity-linked securities) for any 20 trading days within a
30-trading
day period ending on the third trading day prior to the date the Company sends the notice of redemption to the warrant holders.

If and when the warrants become redeemable by the Company for cash, the Company may exercise its redemption right even if the Company is unable to register or qualify the underlying securities for sale under all applicable state securities laws.
Redemption of warrants for shares of Class A common stock
The Company may redeem the outstanding warrants for shares of Class A common stock:

•	in whole and not in part;

•
at $0.10 per warrant upon a minimum of 30 days’ prior written notice of redemption provided that holders will be able to exercise their warrants prior to redemption and receive that number of shares determined by reference to an agreed table, based on the redemption date and the “fair market value” of Class A common stock (as defined below) except as otherwise described below;

•
if, and only if, the last reported sale price of the Company’s Class A common stock equals or exceeds $10.00 per share (as adjusted per stock splits, stock dividends, reorganizations, recapitalizations and the like and for certain issuances of the Company’s Class A common stock and equity-linked securities) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders; and

•
if and only if, the private placement warrants are also concurrently exchanged at the same price (equal to a number of shares of our Class A common stock) as the outstanding public warrants, as described above.

The “fair market value” of the Class A common stock shall mean the average of the last reported sales price for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants. In no event will the warrants be exercisable in connection with this redemption feature for more than 0.361 shares of Class A common stock per warrant (subject to adjustment).
Private Placement Warrants
The private placement warrants are not redeemable by us so long as they are held by the Supernova Sponsor or its permitted transferees, except in certain limited circumstances. The Supernova Sponsor, or its permitted transferees, has the option to exercise the private placement warrants on a cashless basis and the Supernova Sponsor and its permitted transferees has certain registration rights related to the private placement warrants (including the shares of Class A common stock issuable upon exercise of the private placement warrants). Except as described in this section, the private placement warrants have terms and provisions that are identical to those of the public warrants. If the private placement warrants are held by holders other than the Supernova Sponsor or its permitted transferees, the private placement warrants will be redeemable by the Company and exercisable by the holders on the same basis as the public warrants.